INVENTORIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INVENTORIES
Raw materials	¥ 194,707,940		¥ 109,383,340
Works in progress	27,802		57,688
Finished goods	74,901,300		32,725,151
Inventories	269,637,042	$ 42,311,936	142,166,179
Write-downs made	¥ 3,679,669		¥ 5,809,583	¥ 10,491,137